Note 14 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of components of income tax expense (benefit) [text block]
	For the year ended
	November 30, 2024	November 30, 2023
	($)	($)
Current income tax expense	1,932	-
Deferred income tax expense	168	4,900
Income tax expense	2,100	4,900

Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2024	November 30, 2023
	($)	($)
Net loss for the year	(25,247)	(25,549)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,817)	(6,898)
Non-deductible permanent differences	1,645	2,392
Future withholding taxes	240	-
Change in unrecognized deferred tax assets	7,364	8,982
Other	(332)	424
Tax expense for the year	2,100	4,900

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Non-capital loss carry-forward	13,479	8,520
Mineral properties	2,871	878
Others	1,206	794
Unrecognized deferred tax assets	17,556	10,192

Disclosure of deferred taxes [text block]
	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Deferred tax assets (liabilities)
Long-term investments	(4,421)	(5,277)
Non-capital losses carry-forward	4,421	5,277
Future withholding tax	(246)	-
Others	-	(904)
Net deferred tax liabilities	(246)	(904)